21. Note Payable to Underwriters (Details Narrative) - Chardan Capital Markets, LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Disclosure of financial liabilities [line items]
Amount due to underwriters				$ 889,833
Interest rate on notes				5.00%
Beneficial conversion feature				$ 184,584
Interest payable	$ 705,330	$ 561,585	$ 420,448
Interest expense	$ 143,745	$ 141,137	$ 138,788
Ordinary shares [Member]
Disclosure of financial liabilities [line items]
Conversion price, per share				$ 9.10